Intangible Assets (Details) - Schedule of additions to intangible assets - BRL (R$) R$ in Millions	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Additions To Intangible Assets Abstract
Additions	R$ 3,152	R$ 38
Acquisition of intangible assets – Additions	(3,132)
Acquisition of intangible assets - Payments	609
Total	R$ 629	R$ 38